Basis of Presentation Basis of Presentation (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Total revenues	$ 170,240	$ 187,444	$ 758,632	$ 632,612
Cost of Goods and Services Sold	57,777	92,866	238,576	293,263
Voyage charter revenues
Total revenues	$ 125,819	178,174	$ 651,223	591,746
Restatement Adjustment [Member] | Voyage charter revenues
Total revenues		5,100		15,500
Restatement Adjustment [Member] | Reimbursement of vessel operating expenses [Domain]
Cost of Goods and Services Sold		$ 5,100		$ 15,500